Borrowings - Financial borrowings - Narrative (Details) $ in Thousands, € in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Nov. 18, 2021 USD ($)	Nov. 18, 2021 ARS ($)	Dec. 31, 2023 EUR (€)	Apr. 30, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Jun. 27, 2024 EUR (€)	May 31, 2024 EUR (€) tranche	Dec. 31, 2022 EUR (€)	Jul. 29, 2022 USD ($)	Apr. 16, 2021 USD ($)	Feb. 28, 2014
Borrowings
Current portion of non-current borrowings | €											€ 20.0
Prepayments				€ 20.0	$ 314,077	$ 200,475	$ 328,775
Proceeds from borrowings, classified as financing activities					190,345	87,846	371,951
Borrowings					1,158,071	1,333,237	$ 1,465,437
Toscana
Borrowings
Nominal value | €								€ 82.8	€ 82.8
Lenders disbursed					$ 92,900			€ 89.4
Percentage of loan related to investment plan					80.00%			80.00%
Secured loans					$ 48,000
Armenia International Airports C.J.S.C. | PDS Chairman
Borrowings
Secured loans													$ 600
CAIT
Borrowings
Borrowings					$ 15,100			€ 14.5
Existing financial debt | Toscana
Borrowings
Nominal value | €										€ 96.2
Number of tranches | tranche										2
Investment plan | Toscana
Borrowings
Nominal value | €										€ 60.2
Number of tranches | tranche										2
Working capital | Toscana
Borrowings
Nominal value | €										€ 20.0
Credit Facility Agreement With BNDES
Borrowings
Borrowings						$ 15,600
Credit Facility Agreement With BNDES And CAIXA | Inframerica Concessionaria do Aeroporto de Brasilia
Borrowings
Maximum percentage of net profits for dividend payment requiring pre-authorization														25.00%
Senior Secured Dual Currency Facility Agreement | Armenia International Airports C.J.S.C.
Borrowings
Prepayments | €			€ 20.0
Borrowings | €											€ 40.0
Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Borrowings												$ 10,000
Aeropuertos Argentina 2000 S.A.("AA2000") | Offshore renegotiation
Borrowings
Prepayments	$ 34,300	$ 6,085.0
Proceeds from borrowings, classified as financing activities	20,800	$ 3,682.0
Aeropuertos Argentina 2000 S.A.("AA2000") | Onshore renegotiation - ICBC
Borrowings
Proceeds from borrowings, classified as financing activities	$ 7,800
Puerta del Sur S.A ("PDS") | Armenia International Airports C.J.S.C.
Borrowings
Secured loans													1,200
Puerta del Sur S.A ("PDS") | Banco de la Repblica Oriental del Uruguay
Borrowings
Borrowings													$ 10,000